UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09261

Foxby Corp.

(Exact name of registrant as specified in charter)

11 Hanover Square, 12th Floor New York, NY (Address of principal executive offices)	10005 (Zip code)

Thomas B. Winmill, President
Foxby Corp.
11 Hanover Square, 12th Floor
New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-344-6310

Date of fiscal year end: 12/31

Date of reporting period: 9/30/05

Item 1. Schedule of Investments

September 30, 2005 (Unaudited)

Common Stocks - 96.84%	Shares	Value

Cable & other Pay Television Services - 3.51%
Comcast Corp. (a)	7,600	$ 223,288

Converted Paper & Paperboard Products - 3.23%
3M Co.	2,800	205,408

Fire, Marine & Casualty Insurance - 3.86%
PMA Capital Corp. - Class A (a)	28,000	245,840

Industrial & Commercial Fans & Blowers & Air Purifing Equipment - 3.55%
Donaldson Co., Inc.	7,400	225,922

Insurance Agents, Brokers & Services - 4.14%
Brown & Brown, Inc.	5,300	263,357

In Vitro & In Vivo Diagnostic Substances - 4.62%
IDEXX Laboratories, Inc. (a)	4,400	294,272

Jewelry, Precious Metal - 3.57%
Dundee Precious Metals, Inc. (a)	29,000	227,382

Malt Beverages - 3.32%
Molson Coors Brewing Comp	3,300	211,233

Mineral & Ores - 2.53%
Peru Copper, Inc. (a)	110,000	161,150

Mining - 9.19%
Bolivar Gold Corp. (a)	40,000	87,541
Desert Sun Mining Corp. (a)	37,500	67,500
Gammon Lake Resources, Inc. (a)	35,000	285,250
Jaguar Mining, Inc. (a)	50,000	144,322

		584,613

Miscellaneous Business Services - 3.33%
Safety Intelligence Systems Corp. (a) (b)	75,000	212,145

National Commercial Banks - 10.13%
MBNA Corp.	8,600	211,904
U.S. Bancorp	7,700	216,216
Wells Fargo & Co.	3,700	216,709

		644,829

Natural Gas Distribution - 2.23%
Metrogas, Inc. (a) (c)	29,000	141,810

Patent Owners & Lessors - 4.99%
SurModics, Inc. (a)	8,200	317,258

Schedule of Investments - continued
September 30, 2005 (Unaudited)

Common Stocks - 96.84% - continued	Shares	Value
Radio & TV Broadcasting & Communications Equipment - 3.62%
NTT DoCoMo, Inc. (c)	12,800	$ 230,144

Retail - Department Stores - 5.66%
The Neiman Marcus Group, Inc. - Class A (a)	3,600	359,820

Retail - Drug Stores & Proprietary Stores - 4.17%
Walgreen Co.	6,100	265,045

Retail - Variety Stores - 3.59%
Target Corp.	4,400	228,492

Semiconductors & Related Devices - 3.84%
Intel Corp.	9,900	244,035

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 4.11%
Procter & Gamble Co.	4,400	261,624

State Commercial Banks - 3.77%
State Street Corp.	4,900	239,708

Wholesale - Farm Product Raw Materials - 2.11%
Alliance One International, Inc.	38,000	134,520

Wholesale - Medical, Dental & Hospital Equipment & Supplies - 3.77%
Patterson Co. (a)	6,000	240,180

TOTAL COMMON STOCKS (Cost $5,646,398)		6,162,075

Warrants - 0.64%
Bolivar Gold Corp., 12/22/2009	20,000	8,789
Desert Sun Mining Corp., 11/20/2008	9,375	5,412
Jaguar Mining, 12/31/2007	25,000	18,094
Peru Copper Inc., 3/18/06	55,000	8,250

TOTAL WARRANTS (Cost $0)		40,545

TOTAL INVESTMENTS (Cost $5,646,398) - 97.48%		$ 6,202,620

Cash and other assets less liabilities - 2.52%		160,109

TOTAL NET ASSETS - 100.00%		$ 6,362,729

(a) Non-income producing
(b) Security is not publicly traded. This security is valued by the Board of Directors and represents 3.33% of net assets.
(c) American Depositary Receipts
Tax Related
Unrealized appreciation		$ 737,063
Unrealized depreciation		(180,841)

Net unrealized appreciation		$ 556,222

Aggregate cost of securities for income tax purposes		$ 5,646,398

Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures

(a)	The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FOXBY CORP.

By:/s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:/s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: November 22, 2005

By:/s/ Thomas O'Malley
Thomas O'Malley, Chief Financial Officer

Date: November 22, 2005

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)